UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	July 30, 2001

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$214,572,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      452     9410 SH       SOLE                     9410
Adobe Systems Inc              com              00724F101     5166   109906 SH       SOLE                   109906
Agilent Technologies           com              00846u101     2579    79361 SH       SOLE                    79361
Amer Intl Group                com              026874107     7052    81998 SH       SOLE                    81998
American Express               com              025816109     4774   123050 SH       SOLE                   123050
Amgen Inc.                     com              031162100     1132    18650 SH       SOLE                    18650
Anheuser-Busch                 com              035229103     1071    26000 SH       SOLE                    26000
Applied Materials Inc          com              038222105     4467    90975 SH       SOLE                    90975
BP Amoco PLC - Spons ADR (Name com              055622104      215     4314 SH       SOLE                     4314
Bank of America Corp           com              060505104      962    16027 SH       SOLE                    16027
Bank of New York Inc           com              064057102     1411    29400 SH       SOLE                    29400
Biogen Inc                     com              090597105      728    13400 SH       SOLE                    13400
Boeing                         com              097023105      945    17000 SH       SOLE                    17000
Bristol-Myers Squibb Co.       com              110122108      629    12035 SH       SOLE                    12035
Charles Schwab Corp            com              808513105     3753   245275 SH       SOLE                   245275
Check Point Software Technolog com              m22465104     2276    45000 SH       SOLE                    45000
Chevron Corp                   com              166751107      344     3798 SH       SOLE                     3798
Chubb Corp                     com              171232101      356     4600 SH       SOLE                     4600
Ciena Corp                     com              171779101     3770    99215 SH       SOLE                    99215
Cisco Systems Inc              com              17275R102     3721   204477 SH       SOLE                   204477
Citigroup Inc                  com              172967101     7274   137656 SH       SOLE                   137656
Coca Cola Co.                  com              191216100      697    15500 SH       SOLE                    15500
Colonial Municipal Income Trus com              195799101       80    13250 SH       SOLE                    13250
Comverse Technology            com              205862402     3537    61950 SH       SOLE                    61950
Costco Wholesale Corp (n/c 8/9 com              22160k105      525    12775 SH       SOLE                    12775
Disney                         com              254687106     2577    89193 SH       SOLE                    89193
EMC Corporation                com              268648102     4423   152270 SH       SOLE                   152270
El Paso Corp (n/c 2/7/01)      com              28336l109     3939    74974 SH       SOLE                    74974
Exxon Mobil Corp               com              30231g102      940    10756 SH       SOLE                    10756
Federal National Mortgage Asso com              313586109      421     4950 SH       SOLE                     4950
First Data Corp                com              319963104      335     5200 SH       SOLE                     5200
General Electric               com              369604103     6614   135680 SH       SOLE                   135680
Glaxosmithkline PLC - ADR      com              37733w105      256     4552 SH       SOLE                     4552
Grant Prideco Inc.             com              38821g101     1367    78169 SH       SOLE                    78169
Guidant Corporation (spinoff f com              401698105      260     7220 SH       SOLE                     7220
Halliburton Co                 com              406216101      449    12600 SH       SOLE                    12600
Home Depot                     com              437076102     5949   127790 SH       SOLE                   127790
Honeywell International Inc.   com              438516106     1536    43887 SH       SOLE                    43887
I. B. M.                       com              459200101      822     7271 SH       SOLE                     7271
IMS Health Inc.                com              449934108     5617   197100 SH       SOLE                   197100
Intel Corp.                    com              458140100     5376   183810 SH       SOLE                   183810
JDS Uniphase Corp              com              46612j101     3040   243200 SH       SOLE                   243200
Johnson & Johnson              com              478160104      789    15784 SH       SOLE                    15784
Kimberly Clark Corp.           com              494368103     5700   101960 SH       SOLE                   101960
Kroger Co.                     com              501044101     5153   206130 SH       SOLE                   206130
Lilly (Eli)                    com              532457108     5244    70870 SH       SOLE                    70870
Loews Corp.                    com              540424108      258     4000 SH       SOLE                     4000
Marsh & McLennan               com              571748102     3137    31060 SH       SOLE                    31060
Merck & Co.                    com              589331107     4238    66317 SH       SOLE                    66317
Microsoft                      com              594918104    10970   150271 SH       SOLE                   150271
Morgan Stanley Dean Witter & C com              617446448     5116    79650 SH       SOLE                    79650
NASDAQ-100 Shares              com              631100104     1000    21892 SH       SOLE                    21892
Nike Inc Class B               com              654106103     3204    76294 SH       SOLE                    76294
Oracle Sys Corp.               com              68389X105      296    15600 SH       SOLE                    15600
Paccar Inc.                    com              693718108      367     7130 SH       SOLE                     7130
Pepsico Inc.                   com              713448108      205     4645 SH       SOLE                     4645
Pfizer                         com              717081103     5788   144520 SH       SOLE                   144520
Philip Morris                  com              718154107      558    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      250     3920 SH       SOLE                     3920
Quaker Oats Co.                com              747402105      292     3200 SH       SOLE                     3200
Qualcomm Inc                   com              747525103     4497    76900 SH       SOLE                    76900
Qwest Communications Intl      com              749121109     4089   128295 SH       SOLE                   128295
Reuters Group PLC - Spons ADR  com              76132m102      243     3120 SH       SOLE                     3120
Royal Dutch Petro-NY Shares (e com              780257804      368     6310 SH       SOLE                     6310
S&P 500 Depository Receipt     com              78462f103     1662    13555 SH       SOLE                    13555
S&P Europe 350 iShares Trust   com              464287861      329     5200 SH       SOLE                     5200
S&P Mid-Cap 400 Depository Rec com              595635103     3034    31850 SH       SOLE                    31850
S&P Small-Cap 600 iShares Trus com              464287804      262     2300 SH       SOLE                     2300
SBC Communications Inc         com              78387G103      302     7551 SH       SOLE                     7551
Safeco Corp.                   com              786429100      447    15150 SH       SOLE                    15150
Starbucks Corporation          com              855244109    10063   437518 SH       SOLE                   437518
State Street Corporation       com              857477103     2856    57700 SH       SOLE                    57700
Sun Microsystems Inc.          com              866810104      382    24270 SH       SOLE                    24270
Sysco Corp.                    com              871829107      230     8460 SH       SOLE                     8460
Telefonica de Espana           com              879382208      247     6620 SH       SOLE                     6620
Tiffany & Company              com              886547108     7379   203728 SH       SOLE                   203728
Transocean Sedco Forex Inc     com              G90078109     3752    90958 SH       SOLE                    90958
Tribune Company                com              896047107      210     5257 SH       SOLE                     5257
Tyco International Ltd         com              902124106     4689    86042 SH       SOLE                    86042
U.S. Bancorp New               com              902973304      358    15724 SH       SOLE                    15724
Varian Semiconductor Equipment com              922207105     4814   114625 SH       SOLE                   114625
Waters Corp                    com              941848103     3890   140900 SH       SOLE                   140900
Weatherford International Inc  com              947074100     4322    90049 SH       SOLE                    90049
Wells Fargo Company            com              949746101      243     5230 SH       SOLE                     5230
Weyerhaeuser Co.               com              962166104      302     5500 SH       SOLE                     5500
Alliance Bond US Govt Fund Cl  fdeq             018528406       87 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       29 26085.000SH       SOLE                26085.000
First American Small Cap Growt fdeq             318530664      306 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      437 26830.030SH       SOLE                26830.030
Vanguard S&P 500 Index Fund    fdeq             922908108      339 3000.000 SH       SOLE                 3000.000